Derivative Instruments and Other Hedging Activities - Reconciliation of Gross Amounts in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative assets
Derivative instruments	$ 24,393	$ 28,798
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	(45)	0
Net	24,348	28,798
Derivative liabilities
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	(9,428)	(3,735)
Net	8,630	11,676
Derivative instruments	18,058	15,411
Written and Purchased Options
Derivative assets
Derivative instruments	6,277	13,387
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net	6,277	13,387
Designated as Hedging Instruments | Interest Rate Contracts
Derivative assets
Derivative instruments	58	0
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	(45)	0
Net	13	0
Not Designated as Hedging Instruments | Interest Rate Contracts
Derivative assets
Derivative instruments	18,058	15,411
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net	18,058	15,411
Derivative liabilities
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	(9,428)	(3,735)
Net	8,630	11,676
Derivative instruments	$ 18,058	$ 15,411